INCOME TAXES - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
Federal statutory income tax	$ 1,177	$ 1,328
Tax-exempt interest	(103)	(105)
State and local income taxes, net of federal benefit	57	98
Nontaxable or nondeductible items	(136)
Income from bank owned life insurance	(33)	(32)
Other, net	(33)	(97)
Income tax expense	$ 1,065	$ 1,192
Percent
Federal statutory income tax	21.00%
State and local income taxes, net of federal benefit	1.02%
Nontaxable or nondeductible items	(2.43%)
Other, net	(0.59%)
Total	19.00%